Segments	3 Months Ended	12 Months Ended
	Mar. 22, 2014	Dec. 28, 2013
Segment Reporting [Abstract]
Segments
SEGMENTS
Safeway’s retail business operates in the United States. Safeway is organized into seven geographic retail operating segments (Denver, Eastern, Northern California, Phoenix, Northwest, Texas and Southern California). Across all seven retail operating segments, the Company operates primarily one store format, where each store offers the same general mix of products with similar pricing to similar categories of customers. Safeway does not operate supercenters, warehouse formats, combination clothing/grocery stores or discount stores.
The seven operating segments have been aggregated into one reportable segment called Safeway, because, in the Company’s judgment, the operating segments have similar historical economic characteristics and are expected to have similar economic characteristics and similar long-term financial performance in the future. The principal measures and factors the Company considered in determining whether the economic characteristics are similar are gross margin percentage, operating profit margin, sales growth, capital expenditures, competitive risks, operational risks and challenges, retail store sales, costs of goods sold and employees. In addition, each operating segment has similar products, similar production processes, similar types of customers, similar methods of distribution and a similar regulatory environment. The Company believes that disaggregating its operating segments would not provide material or meaningful additional information.
The following tables presents sales revenue by type of similar product (dollars in millions):

	12 Weeks Ended
	March 22, 2014		March 23, 2013
Non-perishables (1)	$3,392.0	42.2%	$3,378.0	42.2%
Perishables (2)	3,000.2	37.3	2,910.1	36.4
Fuel	877.4	10.9	959.0	12.0
Pharmacy	617.1	7.7	617.6	7.7
Other (3)	151.0	1.9	136.5	1.7
Total sales and other revenue	$8,037.7	100.0%	$8,001.2	100.0%

(1)	Consists primarily of general merchandise, grocery, meal ingredients, soft drinks and other beverages, snacks and frozen foods.

(2)	Consists primarily of produce, dairy, meat, bakery, deli, floral and seafood.

(3)	Consists primarily of wholesale sales and other revenue.

Segments
Safeway’s retail business operates in the United States. Safeway is organized into seven geographic retail operating segments (Denver, Eastern, Northern California, Phoenix, Northwest, Texas and Southern California). Across all seven retail operating segments, the Company operates primarily one store format, where each store offers the same general mix of products with similar pricing to similar categories of customers. Safeway does not operate supercenters, warehouse formats, combination clothing/grocery stores or discount stores.
The seven operating segments have been aggregated into one reportable segment called Safeway, because, in the Company’s judgment, the operating segments have similar historical economic characteristics and are expected to have similar economic characteristics and similar long-term financial performance in the future. The principal measures and factors the Company considered in determining whether the economic characteristics are similar are gross margin percentage, operating profit margin, sales growth, capital expenditures, competitive risks, operational risks and challenges, retail store sales, costs of goods sold and employees. In addition, each operating segment has similar products, similar production processes, similar types of customers, similar methods of distribution and a similar regulatory environment. The Company believes that disaggregating its operating segments would not provide material or meaningful additional information.
The following table presents sales revenue by type of similar product (dollars in millions):

	2013		2012		2011
	Amount	% of total	Amount	% of total	Amount	% of total
Non-perishables (1)	$14,811.7	42.2%	$14,738.0	41.9%	$14,540.5	42.0%
Perishables (2)	12,809.8	36.6%	12,548.1	35.7%	12,595.5	36.3%
Fuel	4,168.4	11.9%	4,594.2	13.1%	4,230.4	12.2%
Pharmacy	2,674.9	7.6%	2,755.4	7.8%	2,780.2	8.0%
Other (3)	600.1	1.7%	525.8	1.5%	509.1	1.5%
Total sales and other revenue	$35,064.9	100.0%	$35,161.5	100.0%	$34,655.7	100.0%

(1)	Consists primarily of grocery, soft drinks and other beverages, general merchandise, meal ingredients, frozen foods and snacks.

(2)	Consists primarily of produce, meat, dairy, bakery, deli, floral and seafood.

(3)	Consists primarily of wholesale sales, commissions on gift cards and other revenue.
The following table presents certain balance sheet information about the Company (in millions):

	Long-lived Assets, Net	Total Assets
2013
Safeway U.S.	$7,457.8	$15,129.9
Blackhawk	79.7	1,952.9
Dominick's assets held for sale		136.7
Total	$7,537.5	$17,219.5
2012
Safeway U.S.	$7,991.1	$11,007.6
Blackhawk	67.0	1,528.1
Canada	1,166.5	2,121.3
Total	$9,224.6	$14,657.0
2011
Safeway U.S.	$8,395.6	$11,690.3
Blackhawk	60.6	1,291.8
Canada	1,181.4	2,091.5
Total	$9,637.6	$15,073.6